LONG-TERM OPERATING COMMITMENTS - Purchase of energy (Details) R$ in Thousands	Dec. 31, 2018 BRL (R$)
2020
Purchase of energy
Total	R$ 1,733,357
2020 | CGTEE
Purchase of energy
Total	226,388
2020 | CHESF
Purchase of energy
Total	295,947
2020 | ELETROSUL
Purchase of energy
Total	418,831
2020 | FURNAS
Purchase of energy
Total	792,192
2021
Purchase of energy
Total	1,609,867
2021 | CGTEE
Purchase of energy
Total	205,752
2021 | CHESF
Purchase of energy
Total	198,688
2021 | ELETROSUL
Purchase of energy
Total	416,572
2021 | FURNAS
Purchase of energy
Total	788,855
2022
Purchase of energy
Total	1,586,173
2022 | CGTEE
Purchase of energy
Total	205,752
2022 | CHESF
Purchase of energy
Total	198,688
2022 | ELETROSUL
Purchase of energy
Total	401,568
2022 | FURNAS
Purchase of energy
Total	780,165
2023
Purchase of energy
Total	1,352,164
2023 | CGTEE
Purchase of energy
Total	205,752
2023 | CHESF
Purchase of energy
Total	98,254
2023 | ELETROSUL
Purchase of energy
Total	386,482
2023 | FURNAS
Purchase of energy
Total	661,676
2024
Purchase of energy
Total	1,126,460
2024 | CHESF
Purchase of energy
Total	98,254
2024 | ELETROSUL
Purchase of energy
Total	373,126
2024 | FURNAS
Purchase of energy
Total	655,080
After 2024
Purchase of energy
Total	8,587,581
After 2024 | CHESF
Purchase of energy
Total	2,210,831
After 2024 | ELETROSUL
Purchase of energy
Total	3,382,279
After 2024 | FURNAS
Purchase of energy
Total	R$ 2,994,471